Note 1 - Organization and Business Operations (Details Textual) - USD ($)	Jan. 25, 2022	Dec. 22, 2021	Aug. 25, 2021	Dec. 31, 2021	Dec. 01, 2020	Oct. 26, 2020
Equity Issued During Period, Price Per Unit (in dollars per share)						$ 10.20
Business Combination, Required Fair Market Value, Percentage of Net Assets Held in Trust Account				80.00%
Business Combination, Minimum Percentage of Voting Interest Acquired				50.00%
Subsequent Event [Member]
Shares Issued, Price Per Share (in dollars per share)	$ 10
Stock Redeemed or Called During Period, Shares (in shares)	12,061,041
Proceeds from IPO [Member]
Assets Held-in-trust, Total						$ 127,500,000
Proceeds from Over-allotment Option [Member]
Assets Held-in-trust, Total					$ 10,988,980
Boston Omaha [Member]
Purchase Agreement, Provided Financing		$ 45,000,000
Shares Issued, Price Per Share (in dollars per share)		$ 10.00
Purchase Agreement, Minimum Financing Amount Waived		$ 150,000,000
Senior Bonds [Member] | Sky Harbour Capital LLC [Member] | Public Finance Authority [Member]
Proceeds from Issuance of Secured Tax Exempt Debt			$ 166,000,000
Bond, Weighted Average Amortization Period (Year)			24 years
Senior Bonds Maturing In 2036 [Member] | Sky Harbour Capital LLC [Member] | Public Finance Authority [Member]
Debt Instrument, Interest Rate, Stated Percentage			3.80%
Senior Bonds Maturing In 2041 [Member] | Sky Harbour Capital LLC [Member] | Public Finance Authority [Member]
Debt Instrument, Interest Rate, Stated Percentage			4.00%
Senior Bonds Maturing In 2054 [Member] | Sky Harbour Capital LLC [Member] | Public Finance Authority [Member]
Debt Instrument, Interest Rate, Stated Percentage			4.25%